1801 California St., Suite 5200 Denver, Colorado 80202 (720) 482-1574

November 17, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Series Trust

(File Nos. 033-00507; 811-04419)

Preliminary Proxy Materials for a Special Meeting of Shareholders

Dear Sir or Madam:

On behalf of Transamerica Series Trust (the “Registrant”), we are filing today electronically through the EDGAR system, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, a preliminary copy of the Proxy Statement, Notice of Meeting, Form of Proxy Card, and Notice of Internet Availability (the “Proxy Materials”) relating to a Special Meeting of Shareholders of Transamerica Aegon Core Bond VP, Transamerica Aegon Sustainable Equity Income VP, Transamerica International Focus VP, Transamerica JPMorgan Enhanced Index VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica T. Rowe Price Small Cap VP, Transamerica TS&W International Equity VP and Transamerica WMC US Growth VP (each, a “Portfolio” and, together, the “Portfolios”), scheduled to be held on January 26, 2024.

The Proxy Materials seek 1) to ratify and approve the current sub-advisory agreement for Transamerica International Focus VP with Epoch Investment Partners, Inc.; 2) to approve each Portfolio’s use of the manager of managers exemptive order, which will allow Transamerica Asset Management, Inc., the Portfolios’ investment manager, to enter into and materially amend sub-advisory agreements with respect to the Portfolios in the future without shareholder approval, subject to prior approval by the Portfolios’ Board of Trustees; and 3) to transact such other business as may properly come before the special meeting and any adjournments or postponements thereof. The Registrant anticipates the mailing of the definitive Proxy Materials to each Portfolio’s shareholders on or about December 12, 2023.

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher
Dennis P. Gallagher
Chief Legal Officer and Secretary
Transamerica Series Trust